LONG-TERM DEBT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 430,000,000
Credit Facility Costs	0	0	6,139,000
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			430,000,000
Maturity date			Oct. 31, 2017
Credit Facility Costs			6,139,000
Commitment fees and interest paid	11,700,000	9,700,000	2,900,000
Undrawn amount	180,000,000	180,000,000
2005 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			300,000,000
2005 Revised Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		500,000,000
Repayment obligation	$ 0
Term of Debt Instrument	5 years